Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of consolidation

The accompanying
condensed consolidated financial statements include the assets, liabilities and expenses of Sun BioPharma, Inc. and our wholly-owned subsidiary. All significant intercompany transactions and balances have been eliminated in consolidation.

Principles of consolidation

The accompanying Consolidated Financial Statements include the assets, liabilities and expenses of Sun BioPharma, Inc. and our wholly-owned subsidiary. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of
condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amount of expenses during the reporting period. Actual results could differ from those estimates.

Use of estimates

The preparation of Consolidated Financial Statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Beneficial Conversion Feature, Policy [Policy Text Block]
Beneficial
c
onversion
f
eature

For convertible debt where the rate of conversion is below fair market value for our common stock, the Company records a "beneficial conversion featur
e (“BCF“) and related debt discount which is presented as a direct deduction from the carrying amount of the related debt. The discount is amortized to interest expense over the life of the debt.

Debt Issuance Costs [Policy Text Block]
Debt issuance costs

Costs associated with the issuance of debt instruments are capitalized and presented as a direct deduction from the carrying amount of the related debt liability. These costs are amortized through interest expense over the life of the related debt
.

Debt issuance costs

Costs associated with the issuance of debt instruments are capitalized. These costs are amortized on a straight-line basis, which approximates the effective interest method, over the term of the debt agreements and are included in interest expense. The unamortized balance of debt issuance costs is presented as a direct reduction of the carrying amount of the related debt.

Research and Development Expense, Policy [Policy Text Block]
Research and development costs

Research and development costs include expenses incurred in the conduct of our Phase
1
human clinical trial, for
third
-party service providers performing various testing and accumulating data related to our preclinical studies; sponsored research agreements; developing and scaling the manufacturing process necessary to produce sufficient amounts of the SBP-
101
compound for use in our pre-clinical studies and human clinical trials; consulting resources with specialized expertise related to execution of our development plan for our SBP-
101
product candidate; personnel costs, including salaries, benefits and share-based compensation; and costs to license and maintain our licensed intellectual property.

We charge research and development costs, including clinical trial costs, to expense when incurred. Our human clinical trials are, and will be, performed at clinical trial sites and are administered jointly by us with assistance from contract research organizations (“CROs”). Costs of setting up clinical trial sites are accrued upon execution of the study agreement. Expenses related to the performance of clinical trials generally are accrued based on contracted amounts and the achievement of agreed upon milestones, such as patient enrollment, patient follow-up, etc. We monitor levels of performance under each significant contract, including the extent of patient enrollment and other activities through communications with the clinical trial sites and CROs, and adjust the estimates, if required, on a quarterly basis so that clinical expenses reflect the actual effort expended at each clinical trial site and by each CRO
. All material CRO contracts are terminable by us upon written notice and we are generally only liable for actual effort expended by the CROs and certain non-cancelable expenses incurred at any point of termination

We expense costs associated with obtaining licenses for patented technologies when it is determined there is no
alternative future use of the intellectual property subject to the license.

Research and development costs

Research and development costs include expenses incurred in the conduct of our Phase
1
human clinical trial, for
third
-party service providers performing various testing and accumulating data related to our preclinical studies; sponsored research agreements; developing and scaling the manufacturing process necessary to produce sufficient amounts of the SBP-
101
compound for use in our pre-clinical studies and human clinical trials; consulting resources with specialized expertise related to execution of our development plan for our SBP-
101
product candidate; personnel costs, including salaries, benefits and stock-based compensation; and costs to license and maintain our licensed intellectual property. During
2016,
research and development expenditures shifted to focus on costs related to the execution of our Phase
1
human clinical trial and related efforts to obtain regulatory approval for SBP-
101.

We charge research and development costs, including clinical trial costs, to expense when incurred. Our human clinical trials are, and will be, performed at clinical trial sites and are administered jointly by us with assistance from contract research organizations (“CROs”). Costs of setting up clinical trial sites are accrued upon execution of the study agreement. Expenses related to the performance of clinical trials generally are accrued based on contracted amounts and the achievement of agreed upon milestones, such as patient enrollment, patient follow-up, etc. We monitor levels of performance under each significant contract, including the extent of patient enrollment and other activities through communications with the clinical trial sites and CROs, and adjust the estimates, if required, on a quarterly basis so that clinical expenses reflect the actual effort expended at each clinical trial site and by each CRO.

We expense costs associated with obtaining licenses for patented technologies when it is determined there is no
alternative future use of the intellectual property subject to the license.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based
compensation

In accounting for share-based incentive awards we measure and recognize the cost of employee and non-employee services received in exchange for awards of equity instruments based on the grant date fair value of those awards. Calculating share-based compensation expense requires the input of highly subjective assumptions, which represent our best estimates and involve inherent uncertainties and the application of management’s judgment. Compensation cost is recognized ratably using the straight-line attribution method over the vesting period, which is considered to be the requisite service period. The performance date for non-employee awards is generally not
met until the individual award vests. Accordingly we re-measure the current fair value each quarter until the award vests. Compensation expense for performance-based stock option awards is recognized when “performance” has occurred or is probable of occurring.

The fair value of share-based awards is estimated at the date of grant using the Black-Scholes option pricing model. The determination of the fair value of share-based awards is affected by our stock price, as well as assumptions regarding a number of complex and subjective variables. Risk free interest rates are based upon U.S. Treasury rates appropriate for the expected term of each award. Expected volatility rates are based primarily on the volatility rates of a set of guideline companies, which consist of public and recently public biotechnology companies. The assumed dividend yield is zero, as we do not
expect to declare any dividends in the foreseeable future. The expected term of options granted is determined using the “simplified” method. Under this approach, the expected term is presumed to be the mid-point between the average vesting date and the end of the contractual term.

Stock-based compensation

In accounting for stock-based incentive awards we measure and recognize the cost of employee and non-employee services received in exchange for awards of equity instruments based on the grant date fair value of those awards. Compensation cost is recognized ratably using the straight-line attribution method over the vesting period, which is considered to be the requisite service period. We estimate pre-vesting award forfeitures when calculating the compensation costs and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. Compensation expense for performance-based stock option awards is recognized when “performance” has occurred or is probable of occurring.

The fair value of stock-based awards is estimated at the date of grant using the Black-Scholes option pricing model. The determination of the fair value of stock-based awards is affected by our stock price, as well as assumptions regarding a number of complex and subjective variables. Risk free interest rates are based upon U.S.
 Treasury rates appropriate for the expected term of each award. Expected volatility rates are based primarily on the volatility rates of a set of guideline companies, which consist of public and recently public biotechnology companies. The assumed dividend yield is zero, as we do not
expect to declare any dividends in the foreseeable future. The expected term of options granted is determined using the “simplified” method. Under this approach, the expected term is presumed to be the mid-point between the average vesting date and the end of the contractual term.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation adjustments

The functional currency of Sun BioPharma Australia Pty Ltd is the Australian Dollar (“AUD”). Accordingly, assets and liabilities, and equity transactions of Sun
BioPharma Australia Pty Ltd are translated into U.S. dollars at period-end exchange rates. Revenues and expenses are translated at the average exchange rate in effect for the period. The resulting translation gains and losses are recorded as a component of accumulated comprehensive loss presented within the stockholders’ deficit. During the three
and
nine
month periods ended
September 30, 2017
and
2016,
any reclassification adjustments from accumulated other comprehensive loss to operations was inconsequential.

Foreign currency translation

The functional currency of Sun BioPharma Australia Pty Ltd is the Australian Dollar (“AUD”). Accordingly, assets and liabilities, and equity transactions of Sun BioPharma Australia Pty Ltd are translated into U.S. dollars at period-end exchange rates. Expenses are translated at the average exchange rate in effect for the period. The resulting translation gains and losses are recorded as a component of accumulated comprehensive gain in the Consolidated Statements of Operations and Comprehensive Loss. During the years ended
December 31, 2016
and
2015,
any reclassification adjustments from accumulated other comprehensive gain to operations were inconsequential.

Grant Income Policy [Policy Text Block]
Grant Income

Grant income is derived from a
one
-time grant awarded to the Company by the National Institute of Diabetes and Digestive and Kidney Diseases of the National Institutes of Health “Grant Agreement”. The total grant awarded under the Grant Agreement was
$225,000
and is intended to fund studies of SBP-
101
as a potential treatment for pancreatitis.
Grant income is recognized as a non-operating income when the related research and development expenses are incurred, terms of the grant have been complied with and the Company is eligible for reimbursement under the Grant Agreement.

Comprehensive Income, Policy [Policy Text Block]	Comprehensive loss Comprehensive loss consists of our net loss and the effects of foreign currency translation.	Comprehensive loss Comprehensive loss consists of our net loss and the effects of foreign currency translation.
Earnings Per Share, Policy [Policy Text Block]
Net loss per share

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is based on the weighted-average common shares outstanding during the period plus dilutive potential common shares calculated using the treasury stock method. Such potentially dilutive shares are excluded when the effect would be anti-dilutive, or reduce a net loss per share. The Company’s potential dilutive shares, which include outstanding common stock options and warrants, have not
been included in the computation of diluted net loss per share for all periods as the result would be anti-dilutive.

The following table summarizes the calculation of basic and diluted net loss per share for each of the periods presented (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Net loss	$(1,219)	$(1,079)	$(8,213)	$(2,874)
Weighted average shares outstanding —basic and diluted	3,670,432	3,201,689	3,518,828	3,069,184
Basic and diluted net loss per share	$(0.33)	$(0.34)	$(2.33)	$(0.94)

The following
table sets forth the potential shares of common stock that were not
included in the calculation of diluted net loss per share as their effects would have been anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Employee and non-employee stock options	683,960	316,360	683,960	316,360
Common shares issuable upon conversion of notes payable and accrued interest	315,356	246,667	315,356	246,667
Common shares issuable under common stock purchase warrants	351,500	366,050	351,500	366,050

Net loss per share

We compute net loss per share by dividing our net loss (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Shares issued during the period and shares reacquired during the period, if any, are weighted for the portion of the period that they were outstanding. The computation of diluted earnings per share, or EPS, is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. Our diluted EPS is the same as basic EPS due to common equivalent shares being excluded from the calculation, as their effect is anti-dilutive.

The following table summarizes our calculation of net loss per common share for the periods (in thousands, except share and per share data):

	December 31,
	2016	2015
Net loss	$(5,112)	$(4,927)
Weighted average shares outstanding —basic and diluted	31,068,765	14,073,174
Basic and diluted net loss per share	$(0.16)	$(0.35)

The following outstanding potential common shares were
not
included in the diluted net loss per share calculations as their effects were not
dilutive:

	Year Ended December 31,
	2016	2015
Employee and non-employee stock options	7,019,600	3,463,600
Estimated common shares issuable upon conversion of notes payable	2,466,667	2,466,667
Common shares issuable under common stock purchase warrants	3,615,000	2,550,000
	13,101,267	8,480,267

Basis of Accounting, Policy [Policy Text Block]
Basis of presentation

We have prepared the accompanying Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Our fiscal year ends on
December 31.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of credit risk

Financial instruments that potentially subject the company to significant concentrations of credit risk consist primarily of cash. Cash is deposited in demand accounts at commercial banks. At times, such deposits may
be in excess of insured limits. The Company has
not
experienced any losses on its deposits of cash.

Fair Value Measurement, Policy [Policy Text Block]
Fair value determination of the company
’s common stock

Prior to becoming a public company, determining the fair value per share or our common stock for use in estimating the fair values of share based payments required making complex and subjective judgments. The Company used the implied valuations based upon the terms from our sales of convertible notes payable to estimate our enterprise value for the dates on which these transactions occurred. The estimated enterprise values considered certain discounts related to control and lack of marketability.

Our Board of Directors also considered the estimated fair value of our common stock in relation to a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector. Our board of directors also retained an independent financial valuation firm to provide independent estimates of our enterprise value. Until an active trading market develops for our common stock, estimating the fair value per share of our common stock will continue to be highly subjective. There is inherent uncertainty in these estimates.

Income Tax, Policy [Policy Text Block]
Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the Consolidated Financial Statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted rates, for each of the jurisdictions in which the Company operates, expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that is more likely than not
to be realized. The Company has provided a full valuation allowance against the gross deferred tax assets as of
December 31, 2016
and
2015.
See Note
10
for additional information. The Company
’s policy is to classify interest and penalties related to income taxes as income tax expense in the Consolidated Statements of Operations and Comprehensive Loss.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently adopted accounting pronouncement

In
April 2015,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No.
2015
-
03,
Interest - Imputation of Interest (Subtopic
835
-
30
): Simplifying the Presentation of Debt Issuance Costs. This ASU requires debt issuance costs to be presented as a direct deduction from the carrying amount of the related debt rather than as an asset. In
2016,
the Company retrospectively adopted this update, as required, and the amounts reclassified from other assets to a reduction of the carrying amount of the related debt in the accompanying Consolidated Balance Sheets. These reclassifications did not
impact net loss.

Recently issued accounting pronouncements

In
February 2016,
the FASB issued ASU
No.
2016
-
02,
Leases. The guidance in ASU
2016
-
02
supersedes the lease recognition requirements in the Accounting Standards Codification Topic
840,
Leases. ASU
2016
-
02
requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases, along with additional qualitative and quantitative disclosures. The new standard requires the immediate recognition of all excess tax benefits and deficiencies in the income statement, and requires classification of excess tax benefits as an operating activity as opposed to a financing activity in the statements of cash flows. ASU
2016
-
02
is effective for fiscal years beginning after
December 15, 2018,
with early adoption permitted. The Company does
not
expect the adoption of ASU
2016
-
02
to have a material impact on its Consolidated Financial Statements.

In
March 2016,
the FASB issued ASU
No.
2016
-
09,
Improvements to Employee Stock-Based Payment Accounting. The guidance in ASU
2016
-
09
is intended to simplify certain aspects of the accounting for employee stock-based payments, including the accounting for income taxes, forfeitures, statutory withholding requirements, and classification on the statement of cash flows. The standard is effective for interim and annual periods beginning after
December 15, 2016,
with early adoption permitted. The Company does
not
expect the adoption of ASU
2016
-
09
to have a material impact on its Consolidated Financial Statements.